PREPAID EXPENSES AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021
Prepaid Expenses And Other Receivables
Prepaid insurance	$ 1,032	$ 1,445
Research & development tax credits	849	649
Other prepaid expenses	80	48
Other receivables	34	34
Total prepaid expenses and other receivables	$ 1,995	$ 2,176